BNY Mellon U.S. Core Equity 130/30 Fund (Prospectus Summary) | BNY Mellon U.S. Core Equity 130/30 Fund
BNY Mellon U.S. Core Equity 130/30 Fund
Investment Objective
The fund seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon U.S. Core Equity 130/30 Fund	Class M	Investor Shares
Investment advisory fees	0.80%	0.80%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Substitute dividend expense on securities sold short	0.51%	0.51%
Other expenses - Other expenses of the fund	0.26%	0.29%
Total annual fund operating expenses	1.69%	1.97%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon U.S. Core Equity 130/30 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M	182	542	927	2,006
Investor Shares	200	618	1,062	2,296

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

144.04% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in equity securities. The fund focuses on growth and value stocks of large cap companies. The fund intends to take both long and short positions in stocks chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund invests primarily in common stocks, but its equity investments also may include preferred stocks, convertible securities, warrants and securities issued by real estate investment trusts

(REITs).

Based on fundamental analysis, the portfolio managers generally select to buy

"long" the most attractive of the higher computer model ranked securities. The portfolio managers generally select to sell "short" those stocks identified by the computer model and fundamental analysis as being likely to underperform. The fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage,"

which increases risk and may magnify the fund's gains or losses. Normally, up to

130% of the fund's assets will be in long positions in stocks and securities with equity-like characteristics, and approximately 30% of the fund's assets will be in short positions.

The fund is structured so that its sector weightings and risk characteristics,

such as growth, size, quality and yield, are generally similar to those of the

Standard & Poor's® 500 Composite Stock Price Index (S&P 500).

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Short sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.

Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. The fund may not always be able to close out a short position at a particular time or at an acceptable price. The fund may not always be able to borrow a security the fund seeks to sell short at a particular time or at an acceptable price. Thus, there is a risk that the fund may be unable to fully implement its investment strategy due to a lack of available stocks or for some other reason. It is possible that the market value of the securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund's potential volatility. Investing the proceeds of short sales in additional long positions held by the fund is a form of leverage.

o Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund's gains or losses. Short sales involve borrowing securities and then selling them; thus, the fund's short sales positions effectively leverage the fund's assets.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares over time to that of the S&P 500, a widely recognized unmanaged index of stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q3, 2009: 18.42%

Worst Quarter

Q4, 2008: -20.95%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-15.33%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon U.S. Core Equity 130/30 Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M	Class M returns before taxes	16.47%	(1.33%)		Aug. 01, 2007
Class M After Taxes on Distributions	Class M returns after taxes on distributions	16.40%	(1.42%)		Aug. 01, 2007
Class M After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	10.80%	(1.14%)		Aug. 01, 2007
Investor Shares	Investor returns before taxes	16.18%	(1.62%)		Aug. 01, 2007
S&P 500	S&P 500 reflects no deduction for fees, expenses or taxes	15.08%	(2.00%)	[1]
[1]	For comparative purposes, the value of the Index on 7/31/07 is used as the beginning value on 8/1/07.